UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2021

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

December 31, 2021
Annual Report
Deutsche DWS Investments VIT Funds

DWS Equity 500 Index VIP

Contents
3	Performance Summary
4	Management Summary
6	Portfolio Summary
7	Investment Portfolio
15	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets
18	Financial Highlights
21	Notes to Financial Statements
28	Report of Independent Registered Public Accounting Firm
29	Information About Your Fund's Expenses
30	Tax Information
30	Proxy Voting
31	Advisory Agreement Board Considerations and Fee Evaluation
34	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	DWS Equity 500 Index VIP

Performance Summary	December 31, 2021 (Unaudited)
Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2021 are 0.33%, 0.71% and 0.72% for Class A, Class B and Class B2 shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment

Yearly periods ended December 31
S&P 500® Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results
DWS Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$12,840	$19,892	$23,051	$45,033
	Average annual total return	28.40%	25.77%	18.18%	16.24%
S&P 500 Index	Growth of $10,000	$12,871	$20,037	$23,341	$46,257
	Average annual total return	28.71%	26.07%	18.47%	16.55%
DWS Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$12,791	$19,660	$22,626	$43,670
	Average annual total return	27.91%	25.27%	17.74%	15.88%
S&P 500 Index	Growth of $10,000	$12,871	$20,037	$23,341	$46,257
	Average annual total return	28.71%	26.07%	18.47%	16.55%
DWS Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class B2	Growth of $10,000	$12,786	$19,649	$22,598	$43,344
	Average annual total return	27.86%	25.25%	17.71%	15.80%
S&P 500 Index	Growth of $10,000	$12,871	$20,037	$23,341	$46,257
	Average annual total return	28.71%	26.07%	18.47%	16.55%
The growth of $10,000 is cumulative.
DWS Equity 500 Index VIP	| 3

Management Summary	December 31, 2021 (Unaudited)
The Fund returned 28.40% in 2021 (Class A shares, unadjusted for contract charges). Since the Fund’s investment strategy is to replicate the performance of the S&P 500® Index, its return is normally close to that of the index. The difference in performance is typically driven by transaction costs and Fund expenses. The Fund periodically invested in equity index futures to keep the portfolio’s exposures in line with those of the index. This strategy had a neutral impact on performance.
U.S. equities performed well in 2021 thanks in part to the rollout of COVID-19 vaccines and the gradual re-opening of the economy that followed. Economic growth and corporate earnings came in well above expectations in the first half of the year as a result, propelling stocks higher. U.S. Federal Reserve policy was also supportive for most of the period, with near-zero interest rates and the continuation of the stimulative quantitative easing program. A series of fiscal stimulus packages enacted by the U.S. government provided additional momentum for both economic growth and investor sentiment. In combination, these developments helped investors look beyond risk factors such as rising inflation, worries about China’s economy, and the emergence of new variants of COVID-19.
While the index finished the year just short of the all-time closing high it had established on December 29, it registered 70 record highs in 2021 — the largest number since 1995.
Notably, 2021 was the seventeenth year of the past 19 in which the S&P 500 Index posted a gain, as well as the twelfth of the last 13. It also represented the third year in a row, and fifth of the last six, in which the index produced a double-digit return. As of December 31, 2021, its 10-year average annualized total return stood at a robust 16.55%. Naturally, past performance is no guarantee of future results.
The dominance of a few mega-cap growth companies was one of the key investment themes of 2021. In combination, just seven stocks — Apple, Inc., Microsoft Corp., Alphabet, Inc. (formerly Google), Meta Platforms, Inc. (formerly Facebook), Tesla, Inc., and NVIDIA Corp. — accounted for more than one-third of the return for the S&P 500 Index. These companies have a combined index weighting of more than 20%, so their sizable gains were an important engine of performance. This group of stocks benefited from investors’ continued preference for companies seen as having the most reliable growth characteristics.
Stocks with above-average sensitivity to the reopening of the economy generally produced the best results in 2021. The energy sector, which gained nearly 50% as the revival in economic growth boosted demand for crude oil, was a prime beneficiary of this trend. The strong showing for energy stands in sharp contrast to 2020, when the sector suffered a loss in excess of 30%. Real estate was the second-best performing sector in 2021. The rally reflected healthy property market fundamentals and investors’ ongoing demand for the above-average income provided by real estate investment trusts.
Information technology also outpaced the broader market. While Apple and Microsoft were the most important driver of returns, the sector gained an added boost from the sizable outperformance for the semiconductor industry. The improvement in global demand led to a shortage of chips, providing companies in the industry with an unprecedented degree of pricing power. Financials were another key beneficiary of the reopening. The sector was helped by a wide range of factors, including improving growth, rising real estate prices, and favorable interest-rate trends. The gains were broad-based across the category, with banks, insurers, asset managers, and credit-card companies all contributing to the positive performance.
The health care, materials, communication services, and industrials sectors all posted robust, 20%-plus gains, but they finished somewhat behind the index. Defensive investments also underperformed on a relative basis as investors clambered for opportunities in higher-risk stocks and those with the highest degree of economic sensitivity. These trends worked to the disadvantage of the consumer staples and utilities sectors. Although these were the weakest performing areas for the year, they still generated returns north of 17% - a testament to the highly positive nature of market conditions in 2021.
Brent Reeder
Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund
Portfolio Manager
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
4 |	DWS Equity 500 Index VIP

Terms to Know
The S&P 500 Index is an unmanaged, capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Contribution and detraction incorporate both a stock’s total return and its weighting in the index.
The consumer discretionary sector represents industries that produce goods and services that are not necessities in everyday life.
Consumer staples are the industries that manufacture and sell products such as food and beverages, prescription drugs, and household products.
Futures contracts are contractual agreements to buy or sell a particular commodity or financial instrument at a predetermined price in the future.
DWS Equity 500 Index VIP	| 5

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/21	12/31/20
Common Stocks	100%	99%
Cash Equivalents	0%	1%
Government & Agency Obligations	0%	0%
	100%	100%
Sector Diversification (As a % of Common Stocks)	12/31/21	12/31/20
Information Technology	29%	28%
Health Care	13%	13%
Consumer Discretionary	12%	13%
Financials	11%	10%
Communication Services	10%	11%
Industrials	8%	8%
Consumer Staples	6%	7%
Real Estate	3%	2%
Energy	3%	2%
Materials	3%	3%
Utilities	2%	3%
	100%	100%
Ten Largest Equity Holdings at December 31, 2021 (30.4% of Net Assets)
1 Apple, Inc.	6.8%
Designs, manufactures and markets personal computers and related computing and mobile-communication devices
2 Microsoft Corp.	6.2%
Develops, manufactures, licenses, sells and supports software products
3 Alphabet, Inc.	4.1%
Holding company with subsidiaries that provide Web-based search, maps, hardware products and various software applications
4 Amazon.com, Inc.	3.6%
Online retailer offering a wide range of products
5 Tesla, Inc.	2.1%
Designs,manufactures and sells high-perfomance electric vehicles and electric vehicle powertrain components
6 Meta Platforms, Inc.	2.0%
Operator of social networking Web site
7 NVIDIA Corp.	1.8%
Designs, develops and markets three dimensional (3D) graphic processors
8 Berkshire Hathaway, Inc.	1.4%
Holding company of insurance business and a variety of other businesses
9 UnitedHealth Group, Inc.	1.2%
Operator of organized health systems
10 JPMorgan Chase & Co.	1.2%
Provider of global financial services
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 7.
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
6 |	DWS Equity 500 Index VIP

Investment Portfolio	as of December 31, 2021
	Shares	Value ($)
Common Stocks 99.6%
Communication Services 10.1%
Diversified Telecommunication Services 1.0%
AT&T, Inc.	139,859	3,440,531
Lumen Technologies, Inc.	18,003	225,938
Verizon Communications, Inc.	81,062	4,211,981
		7,878,450
Entertainment 1.6%
Activision Blizzard, Inc.	15,384	1,023,497
Electronic Arts, Inc.	5,532	729,671
Live Nation Entertainment, Inc.* (a)	2,601	311,314
Netflix, Inc.*	8,681	5,229,781
Take-Two Interactive Software, Inc.*	2,222	394,894
Walt Disney Co.*	35,592	5,512,845
		13,202,002
Interactive Media & Services 6.3%
Alphabet, Inc. "A"*	5,891	17,066,463
Alphabet, Inc. "C"*	5,479	15,853,980
Match Group, Inc.*	5,602	740,864
Meta Platforms, Inc. "A"*	46,348	15,589,150
Twitter, Inc.*	15,788	682,357
		49,932,814
Media 1.0%
Charter Communications, Inc. "A"* (a)	2,421	1,578,419
Comcast Corp. "A"	89,176	4,488,228
Discovery, Inc. "A"* (a)	3,535	83,214
Discovery, Inc. "C"*	5,921	135,591
DISH Network Corp. "A"*	5,011	162,557
Fox Corp. "A"	6,405	236,344
Fox Corp. "B"	2,731	93,591
Interpublic Group of Companies, Inc.	7,904	296,005
News Corp. "A"	7,863	175,424
News Corp. "B"	2,595	58,388
Omnicom Group, Inc.	4,090	299,674
ViacomCBS, Inc. "B"	11,965	361,104
		7,968,539
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.*	11,465	1,329,711
Consumer Discretionary 12.5%
Auto Components 0.1%
Aptiv PLC*	5,255	866,812
BorgWarner, Inc.	4,811	216,832
		1,083,644
Automobiles 2.5%
Ford Motor Co.	76,878	1,596,756
	Shares	Value ($)
General Motors Co.*	28,406	1,665,444
Tesla, Inc.*	15,938	16,842,959
		20,105,159
Distributors 0.2%
Genuine Parts Co.	2,815	394,663
LKQ Corp.	5,254	315,398
Pool Corp.	779	440,914
		1,150,975
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.*	804	1,928,981
Caesars Entertainment, Inc.*	4,176	390,581
Carnival Corp.* (a)	15,954	320,994
Chipotle Mexican Grill, Inc.*	547	956,293
Darden Restaurants, Inc.	2,507	377,654
Domino's Pizza, Inc.	704	397,288
Hilton Worldwide Holdings, Inc.*	5,464	852,329
Las Vegas Sands Corp.*	6,651	250,344
Marriott International, Inc. "A"*	5,337	881,886
McDonald's Corp.	14,619	3,918,915
MGM Resorts International	7,763	348,403
Norwegian Cruise Line Holdings Ltd.* (a)	7,394	153,352
Penn National Gaming, Inc.*	3,287	170,431
Royal Caribbean Cruises Ltd.*	4,394	337,899
Starbucks Corp.	23,183	2,711,716
Wynn Resorts Ltd.*	2,070	176,033
Yum! Brands, Inc.	5,766	800,667
		14,973,766
Household Durables 0.4%
D.R. Horton, Inc.	6,425	696,791
Garmin Ltd.	3,030	412,595
Lennar Corp. "A"	5,363	622,966
Mohawk Industries, Inc.*	1,082	197,119
Newell Brands, Inc.	7,377	161,114
NVR, Inc.*	63	372,259
PulteGroup, Inc.	4,987	285,057
Whirlpool Corp.	1,178	276,429
		3,024,330
Internet & Direct Marketing Retail 3.8%
Amazon.com, Inc.*	8,545	28,491,935
eBay, Inc.	12,234	813,561
Etsy, Inc.*	2,474	541,658
Expedia Group, Inc.*	2,845	514,148
		30,361,302
Leisure Products 0.0%
Hasbro, Inc.	2,495	253,941
Multiline Retail 0.5%
Dollar General Corp.	4,546	1,072,083

The accompanying notes are an integral part of the financial statements.
DWS Equity 500 Index VIP	| 7

	Shares	Value ($)
Dollar Tree, Inc.*	4,414	620,255
Target Corp.	9,566	2,213,955
		3,906,293
Specialty Retail 2.4%
Advance Auto Parts, Inc.	1,212	290,735
AutoZone, Inc.*	412	863,713
Bath & Body Works, Inc.	5,116	357,046
Best Buy Co., Inc.	4,401	447,142
CarMax, Inc.*	3,156	411,006
Home Depot, Inc.	20,684	8,584,067
Lowe's Companies, Inc.	13,571	3,507,832
O'Reilly Automotive, Inc.*	1,319	931,517
Ross Stores, Inc.	6,901	788,646
The Gap, Inc.	4,339	76,583
TJX Companies, Inc.	23,462	1,781,235
Tractor Supply Co.	2,228	531,601
Ulta Beauty, Inc.*	1,063	438,317
		19,009,440
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc. "B"	25,076	4,179,417
PVH Corp.	1,413	150,696
Ralph Lauren Corp.	946	112,442
Tapestry, Inc.	5,543	225,046
Under Armour, Inc. "A"*	3,505	74,271
Under Armour, Inc. "C"*	4,534	81,793
VF Corp. (a)	6,434	471,098
		5,294,763
Consumer Staples 5.9%
Beverages 1.4%
Brown-Forman Corp. "B"	3,637	264,992
Coca-Cola Co.	76,142	4,508,368
Constellation Brands, Inc. "A"	3,189	800,343
Molson Coors Beverage Co. "B" (a)	3,730	172,886
Monster Beverage Corp.*	7,406	711,272
PepsiCo, Inc.	27,109	4,709,104
		11,166,965
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	8,650	4,910,605
Kroger Co.	13,292	601,596
Sysco Corp.	10,098	793,198
Walgreens Boots Alliance, Inc.	14,175	739,368
Walmart, Inc.	27,857	4,030,629
		11,075,396
Food Products 0.9%
Archer-Daniels-Midland Co.	10,973	741,665
Campbell Soup Co.	3,994	173,579
Conagra Brands, Inc.	9,211	314,556
General Mills, Inc.	11,962	806,000
Hormel Foods Corp.	5,599	273,287
J M Smucker Co.	2,084	283,049
Kellogg Co.	5,065	326,287
	Shares	Value ($)
Kraft Heinz Co.	14,053	504,503
Lamb Weston Holdings, Inc.	2,909	184,372
McCormick & Co., Inc.	4,817	465,370
Mondelez International, Inc. "A"	27,304	1,810,528
The Hershey Co.	2,836	548,681
Tyson Foods, Inc. "A"	5,704	497,161
		6,929,038
Household Products 1.4%
Church & Dwight Co., Inc.	4,746	486,465
Clorox Co.	2,438	425,090
Colgate-Palmolive Co.	16,479	1,406,318
Kimberly-Clark Corp.	6,645	949,703
Procter & Gamble Co.	47,431	7,758,763
		11,026,339
Personal Products 0.2%
Estee Lauder Companies, Inc. "A"	4,541	1,681,078
Tobacco 0.6%
Altria Group, Inc.	36,094	1,710,495
Philip Morris International, Inc.	30,523	2,899,685
		4,610,180
Energy 2.7%
Energy Equipment & Services 0.2%
Baker Hughes Co.	17,006	409,164
Halliburton Co.	17,768	406,354
Schlumberger NV	27,544	824,943
		1,640,461
Oil, Gas & Consumable Fuels 2.5%
APA Corp.	6,847	184,116
Chevron Corp.	37,739	4,428,672
ConocoPhillips	25,736	1,857,624
Coterra Energy, Inc.	16,079	305,501
Devon Energy Corp.	12,453	548,555
Diamondback Energy, Inc.	3,379	364,425
EOG Resources, Inc.	11,471	1,018,969
Exxon Mobil Corp.	82,919	5,073,814
Hess Corp.	5,498	407,017
Kinder Morgan, Inc.	38,166	605,313
Marathon Oil Corp.	14,978	245,939
Marathon Petroleum Corp.	12,020	769,160
Occidental Petroleum Corp.	17,578	509,586
ONEOK, Inc.	8,619	506,452
Phillips 66	8,613	624,098
Pioneer Natural Resources Co.	4,479	814,640
Valero Energy Corp.	7,928	595,472
Williams Companies, Inc.	23,655	615,976
		19,475,329
Financials 10.6%
Banks 3.9%
Bank of America Corp.	141,256	6,284,479
The accompanying notes are an integral part of the financial statements.
8 |	DWS Equity 500 Index VIP

	Shares	Value ($)
Citigroup, Inc.	38,874	2,347,601
Citizens Financial Group, Inc.	8,200	387,450
Comerica, Inc.	2,546	221,502
Fifth Third Bancorp.	13,369	582,220
First Republic Bank	3,542	731,458
Huntington Bancshares, Inc.	28,596	440,950
JPMorgan Chase & Co.	57,951	9,176,541
KeyCorp.	18,110	418,884
M&T Bank Corp.	2,564	393,779
People's United Financial, Inc.	8,345	148,708
PNC Financial Services Group, Inc.	8,246	1,653,488
Regions Financial Corp.	18,398	401,076
Signature Bank	1,192	385,576
SVB Financial Group*	1,157	784,724
Truist Financial Corp.	26,090	1,527,570
U.S. Bancorp.	26,323	1,478,563
Wells Fargo & Co.	78,165	3,750,357
Zions Bancorp. NA	2,972	187,712
		31,302,638
Capital Markets 3.0%
Ameriprise Financial, Inc.	2,211	666,970
Bank of New York Mellon Corp.	14,837	861,733
BlackRock, Inc.	2,806	2,569,061
Cboe Global Markets, Inc.	2,033	265,103
Charles Schwab Corp.	29,456	2,477,250
CME Group, Inc.	7,044	1,609,272
FactSet Research Systems, Inc.	735	357,217
Franklin Resources, Inc.	5,380	180,176
Intercontinental Exchange, Inc.	11,040	1,509,941
Invesco Ltd.	6,730	154,925
MarketAxess Holdings, Inc.	761	312,977
Moody's Corp.	3,181	1,242,435
Morgan Stanley	28,130	2,761,241
MSCI, Inc.	1,607	984,593
Nasdaq, Inc.	2,301	483,233
Northern Trust Corp.	4,099	490,281
Raymond James Financial, Inc.	3,643	365,757
S&P Global, Inc. (a)	4,727	2,230,813
State Street Corp.	7,237	673,041
T. Rowe Price Group, Inc.	4,387	862,660
The Goldman Sachs Group, Inc.	6,659	2,547,401
		23,606,080
Consumer Finance 0.5%
American Express Co.	12,276	2,008,353
Capital One Financial Corp.	8,330	1,208,600
Discover Financial Services	5,744	663,777
Synchrony Financial	10,652	494,146
		4,374,876
	Shares	Value ($)
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc. "B"*	35,891	10,731,409
Insurance 1.8%
Aflac, Inc.	11,868	692,972
Allstate Corp.	5,611	660,134
American International Group, Inc.	16,158	918,744
Aon PLC "A"	4,310	1,295,414
Arthur J. Gallagher & Co.	4,042	685,806
Assurant, Inc.	1,124	175,187
Brown & Brown, Inc.	4,524	317,947
Chubb Ltd.	8,427	1,629,023
Cincinnati Financial Corp.	2,999	341,676
Everest Re Group Ltd.	748	204,892
Globe Life, Inc.	1,763	165,228
Hartford Financial Services Group, Inc.	6,648	458,978
Lincoln National Corp.	3,273	223,415
Loews Corp.	4,020	232,195
Marsh & McLennan Companies, Inc.	9,906	1,721,861
MetLife, Inc.	14,024	876,360
Principal Financial Group, Inc.	4,918	355,719
Progressive Corp.	11,442	1,174,521
Prudential Financial, Inc.	7,386	799,461
Travelers Companies, Inc.	4,865	761,032
W.R. Berkley Corp.	2,760	227,396
Willis Towers Watson PLC	2,434	578,051
		14,496,012
Health Care 13.2%
Biotechnology 1.8%
AbbVie, Inc.	34,670	4,694,318
Amgen, Inc.	11,042	2,484,119
Biogen, Inc.*	2,867	687,851
Gilead Sciences, Inc.	24,485	1,777,856
Incyte Corp.*	3,724	273,342
Moderna, Inc.*	6,886	1,748,906
Regeneron Pharmaceuticals, Inc.*	2,071	1,307,878
Vertex Pharmaceuticals, Inc.*	5,006	1,099,317
		14,073,587
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	34,677	4,880,441
ABIOMED, Inc.*	902	323,971
Align Technology, Inc.*	1,429	939,110
Baxter International, Inc.	9,724	834,708
Becton, Dickinson & Co.	5,656	1,422,371
Boston Scientific Corp.*	28,095	1,193,476
Danaher Corp.	12,479	4,105,716
DENTSPLY SIRONA, Inc.	4,353	242,854
DexCom, Inc.*	1,888	1,013,762
Edwards Lifesciences Corp.*	12,291	1,592,299
Hologic, Inc.*	5,049	386,551
IDEXX Laboratories, Inc.*	1,658	1,091,727
The accompanying notes are an integral part of the financial statements.
DWS Equity 500 Index VIP	| 9

	Shares	Value ($)
Intuitive Surgical, Inc.*	6,997	2,514,022
Medtronic PLC	26,314	2,722,183
ResMed, Inc.	2,878	749,662
STERIS PLC	1,957	476,353
Stryker Corp.	6,554	1,752,671
Teleflex, Inc.	933	306,472
The Cooper Companies, Inc.	947	396,736
West Pharmaceutical Services, Inc.	1,440	675,374
Zimmer Biomet Holdings, Inc.	4,044	513,750
		28,134,209
Health Care Providers & Services 2.7%
AmerisourceBergen Corp.	2,949	391,893
Anthem, Inc.	4,745	2,199,497
Cardinal Health, Inc.	5,474	281,856
Centene Corp.*	11,512	948,589
Cigna Corp.	6,472	1,486,165
CVS Health Corp.	25,895	2,671,328
DaVita, Inc.*	1,289	146,637
HCA Healthcare, Inc.	4,684	1,203,413
Henry Schein, Inc.*	2,738	212,277
Humana, Inc.	2,517	1,167,536
Laboratory Corp. of America Holdings*	1,873	588,515
McKesson Corp.	2,981	740,987
Quest Diagnostics, Inc.	2,384	412,456
UnitedHealth Group, Inc.	18,463	9,271,011
Universal Health Services, Inc. "B"	1,388	179,968
		21,902,128
Health Care Technology 0.1%
Cerner Corp.	5,711	530,381
Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	5,885	939,540
Bio-Rad Laboratories, Inc. "A"*	413	312,050
Bio-Techne Corp.	770	398,352
Charles River Laboratories International, Inc.*	969	365,100
Illumina, Inc.*	3,068	1,167,190
IQVIA Holdings, Inc.*	3,727	1,051,536
Mettler-Toledo International, Inc.*	446	756,956
PerkinElmer, Inc.	2,505	503,655
Thermo Fisher Scientific, Inc.	7,725	5,154,429
Waters Corp.*	1,203	448,238
		11,097,046
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	43,509	2,712,786
Catalent, Inc.*	3,312	424,035
Eli Lilly & Co.	15,578	4,302,955
Johnson & Johnson	51,543	8,817,461
Merck & Co., Inc.	49,445	3,789,465
Organon & Co.	4,972	151,398
Pfizer, Inc.	109,987	6,494,732
	Shares	Value ($)
Viatris, Inc.	24,193	327,331
Zoetis, Inc.	9,295	2,268,259
		29,288,422
Industrials 7.7%
Aerospace & Defense 1.4%
Boeing Co.*	10,859	2,186,134
General Dynamics Corp.	4,538	946,037
Howmet Aerospace, Inc.	7,738	246,300
Huntington Ingalls Industries, Inc.	782	146,031
L3Harris Technologies, Inc.	3,812	812,871
Lockheed Martin Corp.	4,827	1,715,564
Northrop Grumman Corp.	2,914	1,127,922
Raytheon Technologies Corp.	29,234	2,515,878
Textron, Inc.	4,257	328,640
TransDigm Group, Inc.*	1,015	645,824
		10,671,201
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	2,530	272,304
Expeditors International of Washington, Inc.	3,279	440,337
FedEx Corp.	4,760	1,231,126
United Parcel Service, Inc. "B"	14,305	3,066,134
		5,009,901
Airlines 0.2%
Alaska Air Group, Inc.*	2,403	125,196
American Airlines Group, Inc.* (a)	12,696	228,020
Delta Air Lines, Inc.*	12,530	489,672
Southwest Airlines Co.*	11,496	492,489
United Airlines Holdings, Inc.*	6,474	283,432
		1,618,809
Building Products 0.5%
A.O. Smith Corp.	2,645	227,073
Allegion PLC	1,811	239,849
Carrier Global Corp.	16,919	917,687
Fortune Brands Home & Security, Inc.	2,617	279,757
Johnson Controls International PLC	13,951	1,134,356
Masco Corp.	4,853	340,778
Trane Technologies PLC	4,645	938,429
		4,077,929
Commercial Services & Supplies 0.4%
Cintas Corp.	1,737	769,786
Copart, Inc.*	4,194	635,894
Republic Services, Inc.	4,095	571,048
Rollins, Inc.	4,543	155,416
Waste Management, Inc.	7,493	1,250,582
		3,382,726
Construction & Engineering 0.0%
Quanta Services, Inc.	2,792	320,131
The accompanying notes are an integral part of the financial statements.
10 |	DWS Equity 500 Index VIP

	Shares	Value ($)
Electrical Equipment 0.6%
AMETEK, Inc.	4,523	665,062
Eaton Corp. PLC	7,799	1,347,823
Emerson Electric Co.	11,679	1,085,797
Generac Holdings, Inc.*	1,226	431,454
Rockwell Automation, Inc.	2,293	799,913
		4,330,049
Industrial Conglomerates 1.0%
3M Co.	11,251	1,998,515
General Electric Co.	21,512	2,032,239
Honeywell International, Inc.	13,451	2,804,668
Roper Technologies, Inc.	2,082	1,024,052
		7,859,474
Machinery 1.5%
Caterpillar, Inc.	10,572	2,185,655
Cummins, Inc.	2,815	614,064
Deere & Co.	5,521	1,893,096
Dover Corp.	2,784	505,574
Fortive Corp.	7,066	539,065
IDEX Corp.	1,509	356,607
Illinois Tool Works, Inc.	5,612	1,385,042
Ingersoll Rand, Inc.	8,082	500,033
Otis Worldwide Corp.	8,259	719,111
PACCAR, Inc.	6,848	604,405
Parker-Hannifin Corp.	2,537	807,071
Pentair PLC	3,302	241,145
Snap-on, Inc.	1,021	219,903
Stanley Black & Decker, Inc.	3,231	609,431
Westinghouse Air Brake Technologies Corp.	3,724	343,018
Xylem, Inc.	3,483	417,681
		11,940,901
Professional Services 0.4%
Equifax, Inc.	2,379	696,547
IHS Markit Ltd.	7,851	1,043,555
Jacobs Engineering Group, Inc.	2,590	360,606
Leidos Holdings, Inc.	2,700	240,030
Nielsen Holdings PLC	7,398	151,733
Robert Half International, Inc.	2,135	238,095
Verisk Analytics, Inc.	3,157	722,101
		3,452,667
Road & Rail 0.9%
CSX Corp.	43,448	1,633,645
J.B. Hunt Transport Services, Inc.	1,663	339,917
Norfolk Southern Corp.	4,760	1,417,100
Old Dominion Freight Line, Inc.	1,822	652,968
Union Pacific Corp.	12,587	3,171,043
		7,214,673
Trading Companies & Distributors 0.2%
Fastenal Co.	11,352	727,209
	Shares	Value ($)
United Rentals, Inc.*	1,424	473,181
W.W. Grainger, Inc.	846	438,431
		1,638,821
Information Technology 29.0%
Communications Equipment 0.9%
Arista Networks, Inc.*	4,428	636,525
Cisco Systems, Inc.	82,524	5,229,546
F5, Inc.*	1,202	294,141
Juniper Networks, Inc.	6,233	222,581
Motorola Solutions, Inc.	3,292	894,436
		7,277,229
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. "A"	11,779	1,030,191
CDW Corp.	2,686	550,039
Corning, Inc.	14,883	554,094
IPG Photonics Corp.*	704	121,187
Keysight Technologies, Inc.*	3,611	745,708
TE Connectivity Ltd.	6,385	1,030,156
Teledyne Technologies, Inc.*	926	404,560
Trimble, Inc.*	4,832	421,302
Zebra Technologies Corp. "A"*	1,055	627,936
		5,485,173
IT Services 4.5%
Accenture PLC "A"	12,361	5,124,253
Akamai Technologies, Inc.*	3,149	368,559
Automatic Data Processing, Inc.	8,285	2,042,915
Broadridge Financial Solutions, Inc.	2,315	423,228
Cognizant Technology Solutions Corp. "A"	10,237	908,227
DXC Technology Co.*	5,114	164,620
EPAM Systems, Inc.*	1,110	741,980
Fidelity National Information Services, Inc.	11,859	1,294,410
Fiserv, Inc.* (a)	11,617	1,205,728
FleetCor Technologies, Inc.*	1,555	348,071
Gartner, Inc.*	1,602	535,581
Global Payments, Inc.	5,700	770,526
International Business Machines Corp.	17,550	2,345,733
Jack Henry & Associates, Inc.	1,494	249,483
Mastercard, Inc. "A"	16,976	6,099,816
Paychex, Inc.	6,316	862,134
PayPal Holdings, Inc.*	23,036	4,344,129
VeriSign, Inc.*	1,910	484,796
Visa, Inc. "A"	32,821	7,112,639
		35,426,828
Semiconductors & Semiconductor Equipment 6.3%
Advanced Micro Devices, Inc.*	23,673	3,406,545
Analog Devices, Inc.	10,555	1,855,252
The accompanying notes are an integral part of the financial statements.
DWS Equity 500 Index VIP	| 11

	Shares	Value ($)
Applied Materials, Inc.	17,720	2,788,419
Broadcom, Inc.	8,077	5,374,517
Enphase Energy, Inc.*	2,620	479,303
Intel Corp.	79,568	4,097,752
KLA Corp.	2,957	1,271,835
Lam Research Corp.	2,765	1,988,450
Microchip Technology, Inc.	10,794	939,726
Micron Technology, Inc.	21,827	2,033,185
Monolithic Power Systems, Inc.	834	411,437
NVIDIA Corp.	48,996	14,410,214
NXP Semiconductors NV	5,188	1,181,723
Qorvo, Inc.*	2,161	337,959
QUALCOMM, Inc.	21,960	4,015,825
Skyworks Solutions, Inc.	3,261	505,911
SolarEdge Technologies, Inc.*	1,029	288,706
Teradyne, Inc.	3,171	518,554
Texas Instruments, Inc.	18,111	3,413,380
Xilinx, Inc.	4,849	1,028,133
		50,346,826
Software 9.5%
Adobe, Inc.*	9,311	5,279,896
ANSYS, Inc.*	1,718	689,124
Autodesk, Inc.*	4,295	1,207,711
Cadence Design Systems, Inc.*	5,412	1,008,526
Ceridian HCM Holding, Inc.*	2,668	278,699
Citrix Systems, Inc.	2,445	231,273
Fortinet, Inc.*	2,677	962,114
Intuit, Inc.	5,554	3,572,444
Microsoft Corp.	147,088	49,468,636
NortonLifeLock, Inc.	11,679	303,420
Oracle Corp.	31,558	2,752,173
Paycom Software, Inc.*	952	395,261
PTC, Inc.*	2,099	254,294
salesforce.com, Inc.*	19,162	4,869,639
ServiceNow, Inc.*	3,905	2,534,774
Synopsys, Inc.*	3,008	1,108,448
Tyler Technologies, Inc.*	809	435,202
		75,351,634
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc.	305,402	54,230,233
Hewlett Packard Enterprise Co.	25,390	400,400
HP, Inc.	22,640	852,849
NetApp, Inc.	4,460	410,276
Seagate Technology Holdings PLC	4,032	455,535
Western Digital Corp.*	6,111	398,498
		56,747,791
Materials 2.6%
Chemicals 1.8%
Air Products & Chemicals, Inc.	4,325	1,315,925
	Shares	Value ($)
Albemarle Corp.	2,319	542,113
Celanese Corp.	2,155	362,169
CF Industries Holdings, Inc.	4,247	300,603
Corteva, Inc.	14,175	670,194
Dow, Inc.	14,349	813,875
DuPont de Nemours, Inc.	10,100	815,878
Eastman Chemical Co.	2,658	321,379
Ecolab, Inc.	4,914	1,152,775
FMC Corp.	2,510	275,824
International Flavors & Fragrances, Inc.	5,031	757,920
Linde PLC	10,019	3,470,882
LyondellBasell Industries NV "A"	5,065	467,145
PPG Industries, Inc.	4,689	808,571
Sherwin-Williams Co.	4,728	1,665,013
The Mosaic Co.	7,332	288,074
		14,028,340
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,209	532,589
Vulcan Materials Co.	2,606	540,953
		1,073,542
Containers & Packaging 0.3%
Amcor PLC	30,655	368,166
Avery Dennison Corp.	1,653	357,990
Ball Corp.	6,406	616,706
International Paper Co.	7,614	357,706
Packaging Corp. of America	1,882	256,234
Sealed Air Corp.	2,783	187,769
Westrock Co.	5,361	237,814
		2,382,385
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	28,590	1,193,061
Newmont Corp.	15,539	963,729
Nucor Corp.	5,626	642,208
		2,798,998
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate Equities, Inc.	2,763	616,038
American Tower Corp.	8,945	2,616,412
AvalonBay Communities, Inc.	2,732	690,076
Boston Properties, Inc.	2,818	324,577
Crown Castle International Corp.	8,465	1,766,984
Digital Realty Trust, Inc.	5,569	984,989
Duke Realty Corp.	7,565	496,567
Equinix, Inc.	1,773	1,499,674
Equity Residential	6,681	604,631
Essex Property Trust, Inc.	1,260	443,810
Extra Space Storage, Inc.	2,593	587,911
Federal Realty Investment Trust	1,331	181,442
The accompanying notes are an integral part of the financial statements.
12 |	DWS Equity 500 Index VIP

	Shares	Value ($)
Healthpeak Properties, Inc.	10,469	377,826
Host Hotels & Resorts, Inc.*	14,068	244,643
Iron Mountain, Inc.	5,705	298,543
Kimco Realty Corp.	12,068	297,476
Mid-America Apartment Communities, Inc.	2,221	509,586
Prologis, Inc.	14,530	2,446,271
Public Storage	2,998	1,122,931
Realty Income Corp.	11,126	796,510
Regency Centers Corp.	2,941	221,604
SBA Communications Corp.	2,110	820,832
Simon Property Group, Inc.	6,484	1,035,949
UDR, Inc.	5,770	346,142
Ventas, Inc.	7,789	398,174
Vornado Realty Trust	3,281	137,343
Welltower, Inc.	8,436	723,556
Weyerhaeuser Co.	14,629	602,422
		21,192,919
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	6,545	710,198
Utilities 2.5%
Electric Utilities 1.6%
Alliant Energy Corp.	4,834	297,146
American Electric Power Co., Inc.	9,886	879,557
Duke Energy Corp.	15,059	1,579,689
Edison International	7,371	503,071
Entergy Corp.	3,871	436,068
Evergy, Inc.	4,597	315,400
Eversource Energy	6,775	616,389
Exelon Corp.	19,291	1,114,248
FirstEnergy Corp.	10,740	446,677
NextEra Energy, Inc.	38,498	3,594,173
NRG Energy, Inc.	4,826	207,904
Pinnacle West Capital Corp.	2,254	159,110
PPL Corp.	14,598	438,816
Southern Co.	20,720	1,420,978
Xcel Energy, Inc.	10,610	718,297
		12,727,523
Gas Utilities 0.0%
Atmos Energy Corp.	2,617	274,183
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	13,330	323,919
Multi-Utilities 0.7%
Ameren Corp.	4,979	443,181
	Shares	Value ($)
CenterPoint Energy, Inc.	12,206	340,669
CMS Energy Corp.	5,555	361,353
Consolidated Edison, Inc.	6,899	588,623
Dominion Energy, Inc.	15,966	1,254,289
DTE Energy Co.	3,859	461,305
NiSource, Inc.	7,963	219,858
Public Service Enterprise Group, Inc.	9,797	653,754
Sempra Energy	6,196	819,607
WEC Energy Group, Inc.	6,221	603,872
		5,746,511
Water Utilities 0.1%
American Water Works Co., Inc.	3,574	674,986
Total Common Stocks (Cost $259,290,867)		790,702,970
	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 0.038% (b), 1/27/2022 (c) (Cost $924,975)	925,000	924,983
	Shares	Value ($)
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", (d) (e) 0.01% (Cost $6,745,286)	6,745,286	6,745,286
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 0.05% (d) (Cost $2,447,900)	2,447,900	2,447,900
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $269,409,028)	100.9	800,821,139
Other Assets and Liabilities, Net	(0.9)	(6,764,453)
Net Assets	100.0	794,056,686
The accompanying notes are an integral part of the financial statements.
DWS Equity 500 Index VIP	| 13

A summary of the Fund’s transactions with affiliated investments during the year ended December 31, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2021	Value ($) at 12/31/2021
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e)
19,765,158	—	13,019,872 (f)	—	—	4,848	—	6,745,286	6,745,286
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 0.05% (d)
6,798,528	62,121,910	66,472,538	—	—	1,788	—	2,447,900	2,447,900
26,563,686	62,121,910	79,492,410	—	—	6,636	—	9,193,186	9,193,186
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2021 amounted to $6,583,286, which is 0.8% of net assets.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At December 31, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended December 31, 2021.

S& P: Standard & Poor's
At December 31, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	3/18/2022	15	3,464,691	3,568,875	104,184
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 790,702,970	$ —	$ —	$ 790,702,970
Government & Agency Obligations	—	924,983	—	924,983
Short-Term Investments (a)	9,193,186	—	—	9,193,186
Derivatives (b)
Futures Contracts	104,184	—	—	104,184
Total	$ 800,000,340	$924,983	$ —	$ 800,925,323
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.
14 |	DWS Equity 500 Index VIP

Statement of Assets and Liabilities
as of December 31, 2021

Assets
Investments in non-affiliated securities, at value (cost $260,215,842) — including $6,583,286 of securities loaned	$ 791,627,953
Investment in DWS Government & Agency Securities Portfolio (cost $6,745,286)*	6,745,286
Investment in DWS Central Cash Management Government Fund (cost $2,447,900)	2,447,900
Cash	33,247
Receivable for Fund shares sold	149,110
Dividends receivable	475,782
Interest receivable	485
Other assets	12,749
Total assets	801,492,512
Liabilities
Payable upon return of securities loaned	6,745,286
Payable for Fund shares redeemed	398,860
Payable for variation margin on futures contracts	10,274
Accrued management fee	89,664
Accrued Trustees' fees	6,258
Other accrued expenses and payables	185,484
Total liabilities	7,435,826
Net assets, at value	$ 794,056,686
Net Assets Consist of
Distributable earnings (loss)	569,382,930
Paid-in capital	224,673,756
Net assets, at value	$ 794,056,686
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($718,798,906 ÷ 23,787,108 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 30.22
Class B
Net Asset Value, offering and redemption price per share ($54,812,388 ÷ 1,814,686 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 30.20
Class B2
Net Asset Value, offering and redemption price per share ($20,445,392 ÷ 676,257 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 30.23
*	Represents collateral on securities loaned.
Statement of Operations
for the year ended December 31, 2021

Investment Income
Income:
Dividends (net of foreign taxes withheld of $1,371)	$ 10,276,038
Interest	499
Income distributions — DWS Central Cash Management Government Fund	1,788
Securities lending income, net of borrower rebates	4,848
Total income	10,283,173
Expenses:
Management fee	1,465,784
Administration fee	710,905
Services to shareholders	1,541
Record keeping fee (Class B and Class B-2)	93,240
Distribution service fees (Class B and Class B-2)	169,695
Custodian fee	13,639
Professional fees	69,403
Reports to shareholders	48,034
Trustees' fees and expenses	25,680
Other	34,284
Total expenses before expense reductions	2,632,205
Expense reductions	(463,645)
Total expenses after expense reductions	2,168,560
Net investment income	8,114,613
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	37,186,349
Futures	1,788,248
38,974,597
Change in net unrealized appreciation (depreciation) on:
Investments	135,200,368
Futures	(82,208)
135,118,160
Net gain (loss)	174,092,757
Net increase (decrease) in net assets resulting from operations	$182,207,370

The accompanying notes are an integral part of the financial statements.
DWS Equity 500 Index VIP	| 15

Statements of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2021	2020
Operations:
Net investment income	$ 8,114,613	$ 8,923,631
Net realized gain (loss)	38,974,597	31,108,402
Change in net unrealized appreciation (depreciation)	135,118,160	61,784,594
Net increase (decrease) in net assets resulting from operations	182,207,370	101,816,627
Distributions to shareholders:
Class A	(37,893,566)	(40,621,912)
Class B	(2,473,191)	(2,466,115)
Class B2	(1,024,797)	(1,183,053)
Total distributions	(41,391,554)	(44,271,080)
Fund share transactions:
Class A
Proceeds from shares sold	19,492,366	19,014,191
Reinvestment of distributions	37,893,566	40,621,912
Payments for shares redeemed	(73,018,437)	(66,299,729)
Net increase (decrease) in net assets from Class A share transactions	(15,632,505)	(6,663,626)
Class B
Proceeds from shares sold	10,287,704	8,754,512
Reinvestment of distributions	2,473,191	2,466,115
Payments for shares redeemed	(9,108,205)	(6,399,660)
Net increase (decrease) in net assets from Class B share transactions	3,652,690	4,820,967
Class B2
Proceeds from shares sold	23,964	198,779
Reinvestment of distributions	1,024,797	1,183,053
Payments for shares redeemed	(2,589,893)	(1,848,331)
Net increase (decrease) in net assets from Class B2 share transactions	(1,541,132)	(466,499)
Increase (decrease) in net assets	127,294,869	55,236,389
Net assets at beginning of period	666,761,817	611,525,428
Net assets at end of period	$794,056,686	$666,761,817
The accompanying notes are an integral part of the financial statements.
16 |	DWS Equity 500 Index VIP

Statements of Changes in Net Assets
	Years Ended December 31,
Other Information	2021	2020
Class A
Shares outstanding at beginning of period	24,298,803	24,258,385
Shares sold	723,150	919,928
Shares issued to shareholders in reinvestment of distributions	1,439,178	2,207,713
Shares redeemed	(2,674,023)	(3,087,223)
Net increase (decrease) in Class A shares	(511,695)	40,418
Shares outstanding at end of period	23,787,108	24,298,803
Class B
Shares outstanding at beginning of period	1,675,259	1,426,637
Shares sold	378,603	403,823
Shares issued to shareholders in reinvestment of distributions	93,717	133,737
Shares redeemed	(332,893)	(288,938)
Net increase (decrease) in Class B shares	139,427	248,622
Shares outstanding at end of period	1,814,686	1,675,259
Class B2
Shares outstanding at beginning of period	730,615	742,685
Shares sold	864	9,662
Shares issued to shareholders in reinvestment of distributions	38,789	64,087
Shares redeemed	(94,011)	(85,819)
Net increase (decrease) in Class B2 shares	(54,358)	(12,070)
Shares outstanding at end of period	676,257	730,615
The accompanying notes are an integral part of the financial statements.
DWS Equity 500 Index VIP	| 17

Financial Highlights
DWS Equity 500 Index VIP — Class A
	Years Ended December 31,
	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$24.97	$23.14	$18.90	$22.19	$19.58
Income (loss) from investment operations:
Net investment income[a]	.31	.34	.35	.37	.34
Net realized and unrealized gain (loss)	6.55	3.23	5.37	(1.31)	3.69
Total from investment operations	6.86	3.57	5.72	(.94)	4.03
Less distributions from:
Net investment income	(.41)	(.39)	(.43)	(.38)	(.37)
Net realized gains	(1.20)	(1.35)	(1.05)	(1.97)	(1.05)
Total distributions	(1.61)	(1.74)	(1.48)	(2.35)	(1.42)
Net asset value, end of period	$30.22	$24.97	$23.14	$18.90	$22.19
Total Return (%)[b]	28.40	18.10	31.19	(4.65)	21.53
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	719	607	561	472	541
Ratio of expenses before expense reductions (%)[c]	.32	.33	.35	.34	.34
Ratio of expenses after expense reductions (%)[c]	.26	.26	.27	.30	.33
Ratio of net investment income (%)	1.14	1.56	1.68	1.73	1.67
Portfolio turnover rate (%)	2	4	3	3	3
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.
18 |	DWS Equity 500 Index VIP

DWS Equity 500 Index VIP — Class B
	Years Ended December 31,
	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$24.95	$23.12	$18.89	$22.17	$19.58
Income (loss) from investment operations:
Net investment income[a]	.21	.26	.28	.29	.28
Net realized and unrealized gain (loss)	6.54	3.23	5.35	(1.29)	3.67
Total from investment operations	6.75	3.49	5.63	(1.00)	3.95
Less distributions from:
Net investment income	(.30)	(.31)	(.35)	(.31)	(.31)
Net realized gains	(1.20)	(1.35)	(1.05)	(1.97)	(1.05)
Total distributions	(1.50)	(1.66)	(1.40)	(2.28)	(1.36)
Net asset value, end of period	$30.20	$24.95	$23.12	$18.89	$22.17
Total Return (%)[b]	27.91	17.63	30.66	(4.94)	21.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	55	42	33	21	25
Ratio of expenses before expense reductions (%)[c]	.71	.71	.72	.71	.71
Ratio of expenses after expense reductions (%)[c]	.64	.64	.65	.65	.65
Ratio of net investment income (%)	.76	1.17	1.31	1.38	1.35
Portfolio turnover rate (%)	2	4	3	3	3
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.
DWS Equity 500 Index VIP	| 19

DWS Equity 500 Index VIP — Class B2
	Years Ended December 31,
	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$24.98	$23.14	$18.90	$22.18	$19.57
Income (loss) from investment operations:
Net investment income[a]	.21	.25	.27	.28	.26
Net realized and unrealized gain (loss)	6.54	3.24	5.36	(1.30)	3.69
Total from investment operations	6.75	3.49	5.63	(1.02)	3.95
Less distributions from:
Net investment income	(.30)	(.30)	(.34)	(.29)	(.29)
Net realized gains	(1.20)	(1.35)	(1.05)	(1.97)	(1.05)
Total distributions	(1.50)	(1.65)	(1.39)	(2.26)	(1.34)
Net asset value, end of period	$30.23	$24.98	$23.14	$18.90	$22.18
Total Return (%)[b]	27.86	17.64	30.64	(5.00)	21.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20	18	17	15	17
Ratio of expenses before expense reductions (%)[c]	.72	.72	.74	.73	.74
Ratio of expenses after expense reductions (%)[c]	.65	.65	.67	.70	.72
Ratio of net investment income (%)	.75	1.17	1.28	1.32	1.27
Portfolio turnover rate (%)	2	4	3	3	3
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
The accompanying notes are an integral part of the financial statements.
20 |	DWS Equity 500 Index VIP

Notes to Financial Statements
A.	Organization and Significant Accounting Policies
Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Equity 500 Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
Multiple Classes of Shares of Beneficial Interest. The Fund offers three classes of shares (Class A shares, Class B shares and Class B2 shares). Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B and Class B2 shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or
DWS Equity 500 Index VIP	| 21

evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the year ended December 31, 2021, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.04% annualized effective rate as of December 31, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of December 31, 2021, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts, certain securities sold at a loss, and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
22 |	DWS Equity 500 Index VIP

At December 31, 2021, the Fund's components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$ 8,886,573
Undistributed long-term capital gains	$ 37,558,965
Net unrealized appreciation (depreciation) on investments	$ 522,898,791
At December 31, 2021, the aggregate cost of investments for federal income tax purposes was $277,919,822. The net unrealized appreciation for all investments based on tax cost was $522,898,791. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $541,673,637 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $18,774,846.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended December 31,
	2021	2020
Distributions from ordinary income*	$ 10,689,177	$ 10,532,208
Distributions from long-term capital gains	$ 30,702,377	$ 33,738,872
*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.	Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2021, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.
DWS Equity 500 Index VIP	| 23

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of December 31, 2021, is included in a table following the Fund’s Investment Portfolio. For the year ended December 31, 2021, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $3,569,000 to $10,910,000.
The following tables summarize the value of the Fund's derivative instruments held as of December 31, 2021 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	Futures Contracts
Equity Contracts (a)	$ 104,184
The above derivative is located in the following Statement of Assets and Liabilities account:
(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2021 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$ 1,788,248
The above derivative is located in the following Statement of Operations account:
(a)	Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ (82,208)
The above derivative is located in the following Statement of Operations account:
(a)	Change in net unrealized appreciation (depreciation) on futures
C.	Purchases and Sales of Securities
During the year ended December 31, 2021, purchases and sales of investment securities (excluding short-term investments) aggregated $16,284,023 and $56,451,315, respectively.
D.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund’s average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%
24 |	DWS Equity 500 Index VIP

Accordingly, for the year ended December 31, 2021, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.20% of the Fund’s average daily net assets.
For the period from January 1, 2021 through September 30, 2022 (through April 30, 2021 for Class B shares and September 30, 2021 for Class B2 shares), the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.26%
Class B	.64%
Class B2	.66%
For the period from May 1, 2021 through September 30, 2021, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of Class B shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.65%.
Effective October 1, 2021 through September 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of certain classes as follows:
Class B	.64%
Class B2	.65%
For the year ended December 31, 2021, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 420,276
Class B	31,168
Class B2	12,201
$ 463,645
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2021, the Administration Fee was $710,905, of which $64,283 is unpaid.
Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B and B2 shares. For the year ended December 31, 2021, the Distribution Service Fees were as follows:
Distribution Service Fees	Total Aggregated	Unpaid at December 31, 2021
Class B	$ 121,363	$ 11,732
Class B2	48,332	4,282
	$ 169,695	$ 16,014
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the
DWS Equity 500 Index VIP	| 25

shareholder servicing fee it receives from the Fund. For the year ended December 31, 2021, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at December 31, 2021
Class A	$ 593	$ 99
Class B	103	17
Class B2	70	12
	$ 766	$ 128
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended December 31, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $5,740, of which $367 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the year ended December 31, 2021, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $365.
E.	Ownership of the Fund
At December 31, 2021, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 52% and 14%, respectively. One participating insurance company was owner of record of 10% or more of the total outstanding Class B shares of the Fund, owning 90%. Two participating insurance companies were the owners of record of 10% or more of the total outstanding Class B2 shares of the Fund, each owning 85% and 15%, respectively.
F.	Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2021.
G.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and
26 |	DWS Equity 500 Index VIP

investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund's accounting and financial reporting.
DWS Equity 500 Index VIP	| 27

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Investments VIT Funds and Shareholders of DWS Equity 500 Index VIP:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Equity 500 Index VIP (the “Fund”) (one of the funds constituting Deutsche DWS Investments VIT Funds) (the “Trust”), including the investment portfolio, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Investments VIT Funds) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for the years ended December 31, 2017 and December 31, 2018, were audited by another independent registered public accounting firm whose report, dated February 14, 2019, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
February 15, 2022
28 |	DWS Equity 500 Index VIP

Information About Your Fund’s Expenses	(Unaudited)
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2021 to December 31, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended December 31, 2021

Actual Fund Return	Class A	Class B	Class B2
Beginning Account Value 7/1/21	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/21	$ 1,115.50	$ 1,113.20	$ 1,113.00
Expenses Paid per $1,000*	$ 1.39	$ 3.41	$ 3.46
Hypothetical 5% Fund Return	Class A	Class B	Class B2
Beginning Account Value 7/1/21	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/21	$ 1,023.89	$ 1,021.98	$ 1,021.93
Expenses Paid per $1,000*	$ 1.33	$ 3.26	$ 3.31
*	Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class B2
DWS Equity 500 Index VIP	.26%	.64%	.65%
For more information, please refer to the Fund’s prospectus.
These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.
DWS Equity 500 Index VIP	| 29

Tax Information	(Unaudited)
The Fund paid distributions of $1.18 per share from net long-term capital gains during its year ended December 31, 2021.
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $41,443,000 as capital gain dividends for its year ended December 31, 2021.
For corporate shareholders, 92% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended December 31, 2021, qualified for the dividends received deduction.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please contact your insurance provider.
Proxy Voting
The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
30 |	DWS Equity 500 Index VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Equity 500 Index VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2021.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—	During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that,
DWS Equity 500 Index VIP	| 31

for the one-, three- and five-year periods ended December 31, 2020, the Fund’s performance (Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2020, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-
32 |	DWS Equity 500 Index VIP

selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.
DWS Equity 500 Index VIP	| 33

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members/Independent Advisory Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); former Chairman, National Association of Small Business Investment Companies; Former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds)	70	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); Not-for-Profit Directorships: Palm Beach Civic Assn.; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; Former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population wellbeing and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; Portland General Electric[2] (utility company (2003–2021); and Prisma Energy International; Former Not-for-Profit Directorships: Public Radio International	70	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Advisory Board and former Executive Fellow, Hoffman Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988); Directorships: Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); Former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	70	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (1994–2020); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Former Directorships: Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	70	Director, Aberdeen Japan Fund (since 2007)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); formerly: Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Former Directorships: Board of Managers, YMCA of Metropolitan Chicago; Trustee, Ravinia Festival	70	—
34 |	DWS Equity 500 Index VIP

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Chad D. Perry (1972) Board Member or Advisory Board Member since 2021[3]	Executive Vice President, General Counsel and Secretary, Tanger Factory Outlet Centers, Inc.[2] (since 2011); formerly Executive Vice President and Deputy General Counsel, LPL Financial Holdings Inc.[2] (2006–2011); Senior Corporate Counsel, EMC Corporation (2005–2006); Associate, Ropes & Gray LLP (1997–2005)	21 [4]	—
Rebecca W. Rimel (1951) Board Member since 1995	Senior Advisor, The Pew Charitable Trusts (charitable organization) (since July 2020); Director, The Bridgespan Group (nonprofit organization) (since October 2020); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Former Directorships: Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012); President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–2020); Director, BioTelemetry Inc.[2] (acquired by Royal Philips in 2021) (healthcare) (2009–2021)	70	Director, Becton Dickinson and Company[2] (medical technology company) (2012–present)
Catherine Schrand (1964) Board Member or Advisory Board Member since 2021[3]	Celia Z. Moh Professor of Accounting (since 2016) and Professor of Accounting (since 1994), The Wharton School, University of Pennsylvania; formerly Vice Dean, Wharton Doctoral Programs (2016–2019)	21 [4]	—
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Former Directorships: Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	70	—
Officers5

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[7] (1974) President and Chief Executive Officer, 2017–present	Fund Administration (Head since 2017), DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2013–2020); Directorships: Interested Director, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since June 25, 2020); ICI Mutual Insurance Company (since October 16, 2020); and Episcopalian Charities of New York (2018–present)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Legal (Associate General Counsel), DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX ETF Trust (2020–present); Vice President, DBX Advisors LLC (2021–present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. 2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); and Assistant Secretary, DBX ETF Trust (2019–2020)
Ciara Crawford[9] (1984) Assistant Secretary, (2019–present)	Fund Administration (Specialist), DWS (2015–present); formerly, Legal Assistant at Accelerated Tax Solutions.
Diane Kenneally[8] (1966) Chief Financial Officer and Treasurer, 2018–present	Fund Administration Treasurer's Office (Co-Head since 2018), DWS; Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Fund Administration Tax (Head), DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present	Fund Administration Treasurer's Office (Co-Head since 2018), DWS; Director and Vice President, DWS Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Anti-Financial Crime & Compliance US (Senior Team Lead), DWS; Chief Compliance Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2016–present)
DWS Equity 500 Index VIP	| 35

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Legal (Senior Team Lead), DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer, DBX Advisors LLC (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); Secretary, Deutsche AM Service Company (2010–2017); and Chief Legal Officer, DBX Strategic Advisors LLC (2020–2021)
Christian Rijs[7] (1980) Anti-Money Laundering Compliance Officer, since October 6, 2021	DWS Americas Head of Anti-Financial Crime and AML Officer, DWS; AML Officer, DWS Trust Company (since October 6, 2021); AML Officer, DBX ETF Trust (since October 6, 2021); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since October 6, 2021); formerly: DWS UK & Ireland Head of Anti-Financial Crime and MLRO
[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]	Mr. Perry and Ms. Schrand are Advisory Board Members of Deutsche DWS Asset Allocation Trust, Deutsche DWS Equity 500 Index Portfolio, Deutsche DWS Global/International Fund, Inc., Deutsche DWS Income Trust, Deutsche DWS Institutional Funds, Deutsche DWS International Fund, Inc., Deutsche DWS Investment Trust, Deutsche DWS Investments VIT Funds, Deutsche DWS Money Market Trust, Deutsche DWS Municipal Trust, Deutsche DWS Portfolio Trust, Deutsche DWS Securities Trust, Deutsche DWS Tax Free Trust, Deutsche DWS Variable Series I and Government Cash Management Portfolio. Mr. Perry and Ms. Schrand are Board Members of each other Trust.
[4]	Mr. Perry and Ms. Schrand oversee 21 funds in the DWS Fund Complex as Board Members of various Trusts. Mr. Perry and Ms. Schrand are Advisory Board Members of various Trusts/Corporations comprised of 49 funds in the DWS Fund Complex.
[5]	As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.
[6]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[7]	Address: 875 Third Avenue, New York, NY 10022.
[8]	Address: 100 Summer Street, Boston, MA 02110.
[9]	Address: 5201 Gate Parkway, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.
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Notes

Notes

Notes

vit-equ500-2 (R-025817-11 2/22)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS Equity 500 INdex VIP

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2021	$41,433	$0	$7,206	$0
2020	$41,433	$0	$7,206	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2021	$0	$461,717	$0
2020	$0	$650,763	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2021	$7,206	$461,717	$0	$468,923
2020	$7,206	$650,763	$0	$657,969

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2020 and 2021 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue to act as the Independent Registered Public Accounting Firm for the Fund.

•	EY advised the Fund’s Audit Committee that various covered persons within EY and EY’s affiliates held investments in, or had other financial relationships with, entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”). EY informed the Audit Committee that these investments and financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. EY reported that all breaches have been resolved and that none of the breaches involved any professionals who were part of the audit engagement team for the Fund or in the position to influence the audit engagement team for the Fund.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/15/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/15/2022

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	2/15/2022